PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8:-       PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Lab equipment	$13,225	$12,527
Computers and peripheral equipment	18,704	18,667
Office furniture and equipment	975	955
Leasehold improvements	1,238	1,164

	34,142	33,313
Accumulated depreciation:
Lab equipment	10,788	9,483
Computers and peripheral equipment	17,750	17,453
Office furniture and equipment	521	568
Leasehold improvements	696	620

	29,755	28,124

Depreciated cost	$4,387	$5,189

Depreciation expense for the years ended December 31, 2016, 2015 and 2014 was $ 2,334, $ 2,813 and $ 3,308, respectively.